Intangible assets - Disclosure of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 6,606
Intangible assets other than goodwill at end of period	6,606	€ 6,607
LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	75
Intangible assets other than goodwill at end of period	75	75
SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	3
Intangible assets other than goodwill at end of period	2	3
PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529
Intangible assets other than goodwill at end of period	6,529	6,529
GROSS VALUES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,677	6,673
Acquisition	0	3
Disposal	0	0
Intangible assets other than goodwill at end of period	6,677	6,677
GROSS VALUES | LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	120	120
Acquisition	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	120	120
GROSS VALUES | SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	27	24
Acquisition	0	3
Disposal	0	0
Intangible assets other than goodwill at end of period	27	27
GROSS VALUES | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529	6,529
Acquisition	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	6,529	6,529
AMORTIZATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(70)	(70)
Increase	(1)	0
Disposal	0	0
Intangible assets other than goodwill at end of period	(71)	(70)
AMORTIZATION | LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(45)	(45)
Increase	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	(45)	(45)
AMORTIZATION | SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(25)	(24)
Increase	(1)	0
Disposal	0	0
Intangible assets other than goodwill at end of period	(26)	(25)
AMORTIZATION | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Increase	0	0
Disposal	0	0
Intangible assets other than goodwill at end of period	€ 0	€ 0